DESCRIPTION OF BUSINESS AND GENERAL	6 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS AND GENERAL

NOTE 1:-	DESCRIPTION OF BUSINESS AND GENERAL

a.
General:

Eltek Ltd. ("the Company") was established in Israel in 1970, and its ordinary shares have been publicly traded on the NASDAQ Capital Market ("NASDAQ") since 1997. Eltek Ltd. and its subsidiaries (Eltek USA Inc. and Eltek Europe GmbH) are collectively referred to as "the Company". As of June 30, 2023, Eltek Europe GmbH is inactive.

The Company manufactures, markets and sells custom made printed circuit boards ("PCBs") including, high density interconnect, flex-rigid and multi-layered boards. The principal markets of the Company are in Israel, Europe, North America and India.

The Company markets its products mainly to the medical device, defense and aerospace, industrial, telecom and networking equipment industries, as well as to contract electronic manufacturers.

The Company is controlled by Nistec Golan Ltd ("Nistec Golan"). Nistec Golan is controlled indirectly by Mr. Yitzhak Nissan, who owns, indirectly through Nistec Holdings Ltd., all of the shares of Nistec Golan (Nistec Holdings Ltd. and/or any of its subsidiaries are referred to as "Nistec").

b.
Financial covenants:

The Company is required to maintain certain financial covenants, including: (i) adjusted shareholders' equity (excluding certain intangible and other assets) equal to the greater of $4.5 million or 17% of its consolidated total assets; and (ii) a debt service ratio of 1.5. Debt service ratio is defined as the ratio of EBITDA to current maturities of long-term debt plus interest expenses. Compliance with the financial covenants is measured annually based on the Company’s annual audited financial statements. As of June 30, 2023 and December 31, 2022, the Company was in compliance with these covenants.

c.
Business risks and condition:

The Company’s business is subject to numerous risks including, but not limited to, the impact of currency exchange rates (mainly NIS/US$), the Company's ability to implement its sales and manufacturing plans, the impact of competition from other companies, the Company's ability to receive regulatory clearance or approval to market its products, changes in regulatory environment, domestic and global economic conditions and industry conditions, and compliance with environmental laws and regulations.

As of June 30, 2023, the Company's working capital amounted to $14.6 million, and its accumulated deficit amounted to approximately $7.0 million. The Company's liquidity position, as well as its operating performance, may be negatively affected by other financial and business factors, many of which are beyond its control.